UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brenner West Capital Advisors, LLC
Address:  110 East 42nd Street
          Suite 1419
          New York, New York  10017

Form 13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig Nerenberg
Title:  Managing Member
Phone:  (212) 801-1255

Signature, Place, and Date of Signing:

/s/ Craig Nerenberg       New York, New York     November 5, 2009
     [Signature]             [City, State]             [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total: $129,331 (in thousands)

List of Other Included Managers:


* Messrs. Craig Nerenberg and Joshua Kaufman are the investment managers of Brenner West Capital Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                 Title of                Mkt Val      SH/PRN     SH/   PUT/ Invest  Other    Voting Authority
Name of Issuer                    Class         CUSIP    (x1,000)     Amount     PRN   CALL  Disc  Managers Sole  Shared None
AFC ENTERPRISES INC            Common           00104Q107    10,392    1,234,194  Shares      Shared        1,234,194
ALLEGHENY ENERGY INC           Common           017361106     1,326       50,000  Shares CALL Shared           50,000
ATC TECHNOLOGY CORP            Common           00211W104     2,800      141,718  Shares      Shared          141,718
BANCO LATINOAMERICANO DE EXP   CL E             P16994132     6,854      482,018  Shares      Shared          482,018
CALLIDUS SOFTWARE INC          Common           13123E500     2,469      820,364  Shares      Shared          820,364
CONTANGO OIL & GAS COMPANY     Com New          21075N204    11,516      225,548  Shares      Shared          225,548
DELTA PETE CORP                Note 3.750% 5/0  247907AD0     4,609    7,556,000   Prn        Shared        7,556,000
EASTMAN KODAK CO               Note 3.375% 10/1 277461BE8     3,497    3,500,000   Prn        Shared        3,500,000
GENTEK INC                     Com New          37245X203    18,265      480,150  Shares      Shared          480,150
GILAT SATELLITE NETWORKS LTD   SHS New          M51474118     2,119      503,254  Shares      Shared          503,254
IAC INTERACTIVE CORP           Com Par $.001    44919P508     6,160      305,120  Shares      Shared          305,120
IAC INTERACTIVECORP            Com Par $.001    44919P508     2,019      100,000  Shares CALL Shared          100,000
LIBERTY MEDIA CORP NEW         Cap Com Ser A    53071M302    18,191      869,530  Shares      Shared          869,530
LIBERTY MEDIA CORP NEW         Ent Com Ser A    53071M500    19,149      615,531  Shares      Shared          615,531
REIS INC                       Common           75936P105     2,120      355,144  Shares      Shared          355,144
REPUBLIC AWYS HLDGS INC        Common           760276105     1,424      152,605  Shares      Shared          152,605
VIACOM INC NEW                 CL B             92553P201     5,971      212,960  Shares      Shared          212,960
VIRGIN MEDIA INC               Common           92769L101     3,692      265,260  Shares      Shared          265,260
WEB COM GROUP INC              Common           94733A104     6,758      953,121  Shares      Shared          953,121
                                                            129,331